Document and Entity Information	12 Months Ended
Oct. 29, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DEERE & CO
Entity Central Index Key	0000315189